Subsequent Events - Additional Information (Details) ₸ / shares in Units, ₸ in Millions, $ in Millions	Feb. 27, 2026 KZT (₸) ₸ / shares shares	Jan. 05, 2026 USD ($) shares	Feb. 27, 2026 USD ($) shares	Jan. 29, 2025 KZT (₸)
Hepsiburada
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired				65.41%
Total consideration | ₸				₸ 582,444
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share | ₸ / shares	₸ 850
Events After Reporting Period | 7th buy-back program
Disclosure of non-adjusting events after reporting period [line items]
Repurchase program completed amount | $			$ 100
Aggregate shares repurchase | shares	1,297,131		1,297,131
Aggregate value of shares repurchase | ₸	₸ 50,274
Events After Reporting Period | Hepsiburada
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		85.17%
Events After Reporting Period | Ordinary Shares | Hepsiburada
Disclosure of non-adjusting events after reporting period [line items]
Number of share capital acquired | shares		32,885,686
Cash consideration | $		$ 97